Shareholder Report, Holdings (Details)	Feb. 28, 2026
Green California Tax-Free Income Fund - Investor Shares | California Educational Facilities Authority [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Green California Tax-Free Income Fund - Investor Shares | San Jose Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Green California Tax-Free Income Fund - Investor Shares | San Diego Public Facilities Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Green California Tax-Free Income Fund - Investor Shares | Regents of the University of California Medical Center Pooled Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Green California Tax-Free Income Fund - Investor Shares | City of Los Angeles CA Wastewater System Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Green California Tax-Free Income Fund - Investor Shares | San Mateo Foster City Public Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Green California Tax-Free Income Fund - Investor Shares | San Francisco Bay Area Rapid Transit District [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Green California Tax-Free Income Fund - Investor Shares | San Diego Unified School District [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Green California Tax-Free Income Fund - Investor Shares | California Infrastructure & Economic Development Bank [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Green California Tax-Free Income Fund - Investor Shares | City of Los Angeles Department of Airports [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Green California Tax-Free Income Fund - Investor Shares | Long Term Securities [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 09/30/2029 [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 11/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 04/30/2032 [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 11/15/2054 [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 03/31/2027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 08/15/2033 [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 10/31/2030 [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 08/15/2034 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 08/15/2045 [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 05/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
U.S. Government Securities Fund - Investor Shares | US Treasury Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
U.S. Government Securities Fund - Investor Shares | GNMA [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
U.S. Government Securities Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 09/30/2029 [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 11/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 04/30/2032 [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 11/15/2054 [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 03/31/2027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 08/15/2033 [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 10/31/2030 [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 08/15/2034 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 08/15/2045 [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 05/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
U.S. Government Securities Fund - K Shares | US Treasury Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
U.S. Government Securities Fund - K Shares | GNMA [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
U.S. Government Securities Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 03/05/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 04/23/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 05/07/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 04/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 04/09/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 05/21/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 06/18/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 03/24/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 06/11/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 03/19/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
The United States Treasury Trust - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
S&P 500 Index Fund - Investor Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
S&P 500 Index Fund - Investor Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
S&P 500 Index Fund - Investor Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
S&P 500 Index Fund - Investor Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
S&P 500 Index Fund - Investor Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
S&P 500 Index Fund - Investor Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
S&P 500 Index Fund - Investor Shares | Alphabet Inc - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
S&P 500 Index Fund - Investor Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
S&P 500 Index Fund - Investor Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
S&P 500 Index Fund - Investor Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - Investor Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
S&P 500 Index Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
S&P 500 Index Fund - Investor Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
S&P 500 Index Fund - Investor Shares | Financial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
S&P 500 Index Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
S&P 500 Index Fund - Investor Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
S&P 500 Index Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
S&P 500 Index Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
S&P 500 Index Fund - Investor Shares | US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - Investor Shares | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - K Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
S&P 500 Index Fund - K Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
S&P 500 Index Fund - K Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
S&P 500 Index Fund - K Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
S&P 500 Index Fund - K Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
S&P 500 Index Fund - K Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
S&P 500 Index Fund - K Shares | Alphabet Inc - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
S&P 500 Index Fund - K Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
S&P 500 Index Fund - K Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
S&P 500 Index Fund - K Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - K Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
S&P 500 Index Fund - K Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
S&P 500 Index Fund - K Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
S&P 500 Index Fund - K Shares | Financial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
S&P 500 Index Fund - K Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
S&P 500 Index Fund - K Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
S&P 500 Index Fund - K Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
S&P 500 Index Fund - K Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
S&P 500 Index Fund - K Shares | US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - K Shares | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P MidCap Index Fund - Investor Shares | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
S&P MidCap Index Fund - Investor Shares | Coherent Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
S&P MidCap Index Fund - Investor Shares | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - Investor Shares | Curtiss-Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - Investor Shares | Casey's General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - Investor Shares | XPO Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - Investor Shares | Woodward Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - Investor Shares | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - Investor Shares | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
S&P MidCap Index Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
S&P MidCap Index Fund - Investor Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
S&P MidCap Index Fund - Investor Shares | Financial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
S&P MidCap Index Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
S&P MidCap Index Fund - Investor Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
S&P MidCap Index Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
S&P MidCap Index Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
S&P MidCap Index Fund - Investor Shares | US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
S&P MidCap Index Fund - Investor Shares | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
S&P MidCap Index Fund - K Shares | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
S&P MidCap Index Fund - K Shares | Coherent Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
S&P MidCap Index Fund - K Shares | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - K Shares | Curtiss-Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - K Shares | Casey's General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - K Shares | XPO Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - K Shares | Woodward Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - K Shares | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - K Shares | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
S&P MidCap Index Fund - K Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
S&P MidCap Index Fund - K Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
S&P MidCap Index Fund - K Shares | Financial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
S&P MidCap Index Fund - K Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
S&P MidCap Index Fund - K Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
S&P MidCap Index Fund - K Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
S&P MidCap Index Fund - K Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
S&P MidCap Index Fund - K Shares | US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
S&P MidCap Index Fund - K Shares | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Shelton Equity Income Fund - Investor Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Equity Income Fund - Investor Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Shelton Equity Income Fund - Investor Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Shelton Equity Income Fund - Investor Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Shelton Equity Income Fund - Investor Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton Equity Income Fund - Investor Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton Equity Income Fund - Investor Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Shelton Equity Income Fund - Investor Shares | Shelton Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Equity Income Fund - Investor Shares | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton Equity Income Fund - Investor Shares | The Walt Disney Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - Investor Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
Shelton Equity Income Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Shelton Equity Income Fund - Investor Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Shelton Equity Income Fund - Investor Shares | Financial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Shelton Equity Income Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Shelton Equity Income Fund - Investor Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Shelton Equity Income Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Shelton Equity Income Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton Equity Income Fund - Investor Shares | US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Shelton Equity Income Fund - Investor Shares | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton Equity Income Fund - Investor Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Equity Income Fund - K Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Equity Income Fund - K Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Shelton Equity Income Fund - K Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Shelton Equity Income Fund - K Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Shelton Equity Income Fund - K Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton Equity Income Fund - K Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton Equity Income Fund - K Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Shelton Equity Income Fund - K Shares | Shelton Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Equity Income Fund - K Shares | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton Equity Income Fund - K Shares | The Walt Disney Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - K Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
Shelton Equity Income Fund - K Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Shelton Equity Income Fund - K Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Shelton Equity Income Fund - K Shares | Financial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Shelton Equity Income Fund - K Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Shelton Equity Income Fund - K Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Shelton Equity Income Fund - K Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Shelton Equity Income Fund - K Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton Equity Income Fund - K Shares | US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Shelton Equity Income Fund - K Shares | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton Equity Income Fund - K Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
S&P SmallCap Index Fund - Investor Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P SmallCap Index Fund - Investor Shares | Solstice Advanced Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P SmallCap Index Fund - Investor Shares | Moog Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | SiTime Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | LKQ Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
S&P SmallCap Index Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
S&P SmallCap Index Fund - Investor Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
S&P SmallCap Index Fund - Investor Shares | Financial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
S&P SmallCap Index Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
S&P SmallCap Index Fund - Investor Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
S&P SmallCap Index Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
S&P SmallCap Index Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
S&P SmallCap Index Fund - Investor Shares | US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P SmallCap Index Fund - Investor Shares | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
S&P SmallCap Index Fund - K Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P SmallCap Index Fund - K Shares | Solstice Advanced Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P SmallCap Index Fund - K Shares | Moog Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | SiTime Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | LKQ Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
S&P SmallCap Index Fund - K Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
S&P SmallCap Index Fund - K Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
S&P SmallCap Index Fund - K Shares | Financial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
S&P SmallCap Index Fund - K Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
S&P SmallCap Index Fund - K Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
S&P SmallCap Index Fund - K Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
S&P SmallCap Index Fund - K Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
S&P SmallCap Index Fund - K Shares | US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P SmallCap Index Fund - K Shares | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Nasdaq-100 Index Fund - Investor Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Nasdaq-100 Index Fund - Investor Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Nasdaq-100 Index Fund - Investor Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Nasdaq-100 Index Fund - Investor Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Nasdaq-100 Index Fund - Investor Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Nasdaq-100 Index Fund - Investor Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Nasdaq-100 Index Fund - Investor Shares | Alphabet Inc - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Nasdaq-100 Index Fund - Investor Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Nasdaq-100 Index Fund - Investor Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Nasdaq-100 Index Fund - Investor Shares | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Nasdaq-100 Index Fund - Investor Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%
Nasdaq-100 Index Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
Nasdaq-100 Index Fund - Investor Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Nasdaq-100 Index Fund - Investor Shares | Financial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Nasdaq-100 Index Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Nasdaq-100 Index Fund - Investor Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Nasdaq-100 Index Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Nasdaq-100 Index Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Nasdaq-100 Index Fund - Investor Shares | US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Nasdaq-100 Index Fund - Investor Shares | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Nasdaq-100 Index Fund - K Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Nasdaq-100 Index Fund - K Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Nasdaq-100 Index Fund - K Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Nasdaq-100 Index Fund - K Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Nasdaq-100 Index Fund - K Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Nasdaq-100 Index Fund - K Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Nasdaq-100 Index Fund - K Shares | Alphabet Inc - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Nasdaq-100 Index Fund - K Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Nasdaq-100 Index Fund - K Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Nasdaq-100 Index Fund - K Shares | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Nasdaq-100 Index Fund - K Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%
Nasdaq-100 Index Fund - K Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
Nasdaq-100 Index Fund - K Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Nasdaq-100 Index Fund - K Shares | Financial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Nasdaq-100 Index Fund - K Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Nasdaq-100 Index Fund - K Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Nasdaq-100 Index Fund - K Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Nasdaq-100 Index Fund - K Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Nasdaq-100 Index Fund - K Shares | US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Nasdaq-100 Index Fund - K Shares | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Nasdaq-100 Index Fund - Institutional Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Nasdaq-100 Index Fund - Institutional Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Nasdaq-100 Index Fund - Institutional Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Nasdaq-100 Index Fund - Institutional Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Nasdaq-100 Index Fund - Institutional Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Nasdaq-100 Index Fund - Institutional Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Nasdaq-100 Index Fund - Institutional Shares | Alphabet Inc - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Nasdaq-100 Index Fund - Institutional Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Nasdaq-100 Index Fund - Institutional Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Nasdaq-100 Index Fund - Institutional Shares | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Nasdaq-100 Index Fund - Institutional Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%
Nasdaq-100 Index Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
Nasdaq-100 Index Fund - Institutional Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Nasdaq-100 Index Fund - Institutional Shares | Financial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Nasdaq-100 Index Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Nasdaq-100 Index Fund - Institutional Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Nasdaq-100 Index Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Nasdaq-100 Index Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Nasdaq-100 Index Fund - Institutional Shares | US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Nasdaq-100 Index Fund - Institutional Shares | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Shelton Sustainable Equity Fund - Investor Shares | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Shelton Sustainable Equity Fund - Investor Shares | Deere & Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Shelton Sustainable Equity Fund - Investor Shares | Gaztransport Et Technigaz SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Shelton Sustainable Equity Fund - Investor Shares | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Shelton Sustainable Equity Fund - Investor Shares | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Shelton Sustainable Equity Fund - Investor Shares | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Shelton Sustainable Equity Fund - Investor Shares | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Sustainable Equity Fund - Investor Shares | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Sustainable Equity Fund - Investor Shares | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Shelton Sustainable Equity Fund - Investor Shares | Ormat Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Sustainable Equity Fund - Investor Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Shelton Sustainable Equity Fund - Investor Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Shelton Sustainable Equity Fund - Investor Shares | Financial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Shelton Sustainable Equity Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.90%
Shelton Sustainable Equity Fund - Investor Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Shelton Sustainable Equity Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Shelton Sustainable Equity Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Shelton Sustainable Equity Fund - Investor Shares | US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Shelton Sustainable Equity Fund - Investor Shares | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Shelton Sustainable Equity Fund - Institutional Shares | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Shelton Sustainable Equity Fund - Institutional Shares | Deere & Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Shelton Sustainable Equity Fund - Institutional Shares | Gaztransport Et Technigaz SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Shelton Sustainable Equity Fund - Institutional Shares | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Shelton Sustainable Equity Fund - Institutional Shares | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Shelton Sustainable Equity Fund - Institutional Shares | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Shelton Sustainable Equity Fund - Institutional Shares | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Sustainable Equity Fund - Institutional Shares | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Sustainable Equity Fund - Institutional Shares | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Shelton Sustainable Equity Fund - Institutional Shares | Ormat Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Sustainable Equity Fund - Institutional Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Shelton Sustainable Equity Fund - Institutional Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Shelton Sustainable Equity Fund - Institutional Shares | Financial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Shelton Sustainable Equity Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.90%
Shelton Sustainable Equity Fund - Institutional Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Shelton Sustainable Equity Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Shelton Sustainable Equity Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Shelton Sustainable Equity Fund - Institutional Shares | US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Shelton Sustainable Equity Fund - Institutional Shares | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%